Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	100	100
Common stock, issued	100	100
Common stock, outstanding	100	100